ACQUISITION (Details 6)	12 Months Ended
Jun. 30, 2022 CAD ($)
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)
Consideration transferred	$ 723,000
Consideration received by 273 Ontario	(723,000)
Non-controlling interest	720,114
Fair value of identifiable net assets	(177,202)
Fair value of licenses	$ 542,912